Other information about investments - Profit and loss and balance sheet related to the principal associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investments
Non-current assets	€ 88,202	€ 102,937
Total assets	137,069	146,939
Non-current liabilities	47,987	53,269
Total liabilities	84,282	91,291
Net equity	52,787	55,648	€ 53,644	€ 55,230
Book value of the investment	13,155	14,150	12,630
Revenues and other income	83,629	91,214	94,816
Other operating income (expense)	641	(352)	478
Operating profit (loss)	5,010	5,238	8,257
Finance income (expense)	(819)	(599)	(473)
Income (expense) from investments	1,587	1,850	2,444
Profit (loss) before income taxes	5,778	6,489	10,228
Income taxes	(3,020)	(3,725)	(5,368)
Profit	2,758	2,764	4,860
Other comprehensive income (loss)	(5,775)	2,415	(1,551)
Total other comprehensive income (loss)	(3,017)	5,179	3,309
Profit (loss) attributable to Eni	2,608	2,624	€ 4,771
Abu Dhabi Oil Refining Co (Takreer)
Disclosure of detailed information about investments
Current assets	5,730	6,719
- of which cash and cash equivalent	6	47
Non-current assets	15,401	18,130
Total assets	21,131	24,849
Current liabilities	4,857	3,835
Non-current liabilities	6,373	9,640
- of which non-current financial liabilities	5,995	6,543
Total liabilities	11,230	13,475
Net equity	€ 9,901	€ 11,374
Eni's % of the investment	20.00%	20.00%
Book value of the investment	€ 1,980	€ 2,275
Revenues and other income	23,417	12,879
Operating expense	(21,341)	(11,985)
Other operating income (expense)	(831)	(386)
Depreciation, amortization and impairments	(755)	(338)
Operating profit (loss)	490	170
Finance income (expense)	(381)	(332)
Profit (loss) before income taxes	109	(162)
Income taxes	7
Profit	116	(162)
Other comprehensive income (loss)	(1,308)	708
Total other comprehensive income (loss)	(1,192)	546
Profit (loss) attributable to Eni	23	(32)
Dividends received from the associates	56	269
Var Energi ASA
Disclosure of detailed information about investments
Current assets	1,533	1,219
- of which cash and cash equivalent	595	268
Non-current assets	20,705	19,822
Total assets	22,238	21,041
Current liabilities	2,316	1,825
- of which current financial liabilities	199	68
Non-current liabilities	19,446	18,415
- of which non-current financial liabilities	5,067	5,795
Total liabilities	21,762	€ 20,240
Net equity	€ 476
Eni's % of the investment	63.04%	63.04%
Goodwill, Group capital gains and perpetual subordinated bonds	€ (300)	€ (505)
Revenues and other income	7,164	6,884
Operating expense	(1,409)	(1,375)
Depreciation, amortization and impairments	(1,888)	(1,884)
Operating profit (loss)	3,867	3,625
Finance income (expense)	73	(455)
Profit (loss) before income taxes	3,940	3,170
Income taxes	(3,061)	(2,759)
Profit	879	411
Other comprehensive income (loss)	80	(125)
Total other comprehensive income (loss)	959	286
Profit (loss) attributable to Eni	602	259
Dividends received from the associates	653	627
Ithaca Energy Plc
Disclosure of detailed information about investments
Current assets	980	946
- of which cash and cash equivalent	154	170
Non-current assets	6,194	7,036
Total assets	7,174	7,982
Current liabilities	1,242	1,320
- of which current financial liabilities	62	31
Non-current liabilities	3,758	3,775
- of which non-current financial liabilities	1,243	994
Total liabilities	5,000	5,095
Net equity	€ 2,174	€ 2,887
Eni's % of the investment	35.92%	37.17%
Goodwill, Group capital gains and perpetual subordinated bonds	€ (295)	€ (348)
Book value of the investment	486	725
Revenues and other income	2,607	703
Operating expense	(815)	(134)
Depreciation, amortization and impairments	(824)	(367)
Operating profit (loss)	968	202
Finance income (expense)	(226)	(66)
Profit (loss) before income taxes	742	136
Income taxes	(809)	(118)
Profit	(67)	18
Other comprehensive income (loss)	(128)	100
Total other comprehensive income (loss)	(195)	118
Profit (loss) attributable to Eni	(15)	7
Dividends received from the associates	161	69
QatarEnergy LNG NFE (5)
Disclosure of detailed information about investments
Non-current assets	2,863	2,658
Total assets	2,863	2,658
Current liabilities	151	60
Non-current liabilities	70	67
Total liabilities	221	127
Net equity	€ 2,642	€ 2,531
Eni's % of the investment	25.00%	25.00%
Book value of the investment	€ 661	€ 633
Operating expense	(12)	(6)
Operating profit (loss)	(12)	(6)
Finance income (expense)	(2)	1
Profit (loss) before income taxes	(14)	(5)
Income taxes	4	1
Profit	(10)	(4)
Other comprehensive income (loss)	(310)	138
Total other comprehensive income (loss)	(320)	134
Profit (loss) attributable to Eni	€ (3)	(1)
ADNOC Global Trading Ltd
Disclosure of detailed information about investments
Eni's % of the investment	20.00%
Profit	€ 481	563
Other comprehensive income (loss)	(106)	48
Total other comprehensive income (loss)	€ 375	611
Coral FLNG SA
Disclosure of detailed information about investments
Eni's % of the investment	25.00%
Profit	€ (84)	(33)
Other comprehensive income (loss)	(104)	57
Total other comprehensive income (loss)	€ (188)	€ 24